SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) (Parenthetical) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	May 31, 2024
IfrsStatementLineItems [Line Items]
Share based payments expenses		$ 5,600,000	$ 900,000	$ 1,400,000
Licence fee income		31,255	42,680	71,333
Contractor fee	[1]	300,000	260,417	250,000
Write-off of due from related company	[2]			81,347
Share based payments expenses					151
Share based payments expenses	[3]		369,648
Loan from related party	[4]		$ 24,548	80,219
Convertible loan percentage		8.00%	8.00%
Accrued interest	[5]		$ 238,960	266,520
Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 1,000,000
Borrowings, interest rate			8.00%
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			8.00%
Loan from related party			$ 129,423	187,584
Preference shares [member]
IfrsStatementLineItems [Line Items]
Share based payments expenses			151
Share based payments expenses			$ 369,648

[1]	During the year ended March 31, 2026, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $300,000 (2025: $260,417; 2024: $250,000).
[2]	During the year ended March 31, 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2026 and 2025: $Nil).
[3]	In connection with the issuance 151 preferred shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended March 31, 2025 (2026 and 2024: $Nil).
[4]	The Group had a loan from a related company, Diginex (Holdings) Limited, with a principal of $1,000,000. The loan bore an 8% annual interest charge and interest of $24,548 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $80,219).
[5]	The Group issued 8% convertible loan notes to the shareholders of the Company. Interest of $238,960 was accrued during the year ended March 31, 2025 (2026: $Nil; 2024: $266,520).